Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
Prospectus Date	rr_ProspectusDate	Dec. 31, 2012
Supplement [Text Block]	pipi10_SupplementTextblock

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Prudential Mid-Cap Value Fund

Supplement dated May 16, 2013 to the
Prospectus and Summary Prospectus dated December 31, 2012

____________________________________________________________________________________________

This supplement amends the Fund’s Prospectus and Summary Prospectus and is in addition to any existing supplement to the Fund’s Prospectus and Summary Prospectus.

Effective as of May 16, 2013, Prudential Investments LLC, which serves as the investment manager of the Fund, has agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 0.98% (exclusive of 12b-1 fees and certain other expenses) of the Fund’s average net assets through February 28, 2014.

To reflect the implementation of the expense cap, the table entitled “Annual Fund Operating Expenses” is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Q	Class X	Class Z
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None	1.00%	None
+ Other Expenses	0.52%	0.52%	0.52%	0.26%	0.52%	0.52%
= Total Annual Fund Operating Expenses	1.72%	2.42%	2.42%	1.16%	2.42%	1.42%
- Fee Waiver or Expense Reimbursement	(0.49)%	(0.44)%	(0.44)%	(0.18)%	(0.44)%	(0.44)%
= Net Annual Fund Operating Expenses	1.23%	1.98%	1.98%	0.98%	1.98%	0.98%

To further reflect the implementation of the expense cap, the “Example” table and accompanying footnote are deleted in their entirety and the following new table and footnotes are substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$668	$1,017	$1,389	$2,430	$668	$1,017	$1,389	$2,430
Class B	$701	$1,013	$1,351	$2,468	$201	$713	$1,251	$2,468
Class C	$301	$713	$1,251	$2,723	$201	$713	$1,251	$2,723
Class Q	$100	$351	$621	$1,393	$100	$351	$621	$1,393
Class X	$801	$1,113	$1,551	$2,723	$201	$713	$1,251	$2,723
Class Z	$100	$406	$734	$1,664	$100	$406	$734	$1,664

° For the period ending February 28, 2014, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Directors.

° For the period ending February 28, 2014, the manager of the Fund has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 0.98% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions). This waiver may not be terminated by the manager prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund’s Board of Directors.

PRUDENTIAL MID-CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi10_SupplementTextblock

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Prudential Mid-Cap Value Fund

Supplement dated May 16, 2013 to the
Prospectus and Summary Prospectus dated December 31, 2012

____________________________________________________________________________________________

This supplement amends the Fund’s Prospectus and Summary Prospectus and is in addition to any existing supplement to the Fund’s Prospectus and Summary Prospectus.

Effective as of May 16, 2013, Prudential Investments LLC, which serves as the investment manager of the Fund, has agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 0.98% (exclusive of 12b-1 fees and certain other expenses) of the Fund’s average net assets through February 28, 2014.

To reflect the implementation of the expense cap, the table entitled “Annual Fund Operating Expenses” is deleted in its entirety and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Q	Class X	Class Z
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
+ Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	None	1.00%	None
+ Other Expenses	0.52%	0.52%	0.52%	0.26%	0.52%	0.52%
= Total Annual Fund Operating Expenses	1.72%	2.42%	2.42%	1.16%	2.42%	1.42%
- Fee Waiver or Expense Reimbursement	(0.49)%	(0.44)%	(0.44)%	(0.18)%	(0.44)%	(0.44)%
= Net Annual Fund Operating Expenses	1.23%	1.98%	1.98%	0.98%	1.98%	0.98%

To further reflect the implementation of the expense cap, the “Example” table and accompanying footnote are deleted in their entirety and the following new table and footnotes are substituted:

If Shares Are Redeemed					If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$668	$1,017	$1,389	$2,430	$668	$1,017	$1,389	$2,430
Class B	$701	$1,013	$1,351	$2,468	$201	$713	$1,251	$2,468
Class C	$301	$713	$1,251	$2,723	$201	$713	$1,251	$2,723
Class Q	$100	$351	$621	$1,393	$100	$351	$621	$1,393
Class X	$801	$1,113	$1,551	$2,723	$201	$713	$1,251	$2,723
Class Z	$100	$406	$734	$1,664	$100	$406	$734	$1,664

° For the period ending February 28, 2014, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Directors.

° For the period ending February 28, 2014, the manager of the Fund has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 0.98% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions). This waiver may not be terminated by the manager prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund’s Board of Directors.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° For the period ending February 28, 2014, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.
		° For the period ending February 28, 2014, the manager of the Fund has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund's annual operating expenses do not exceed 0.98% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions). This waiver may not be terminated by the manager prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the manager and the Fund's Board of Directors.
PRUDENTIAL MID-CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other Expenses	rr_OtherExpensesOverAssets	0.52%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	668
3 Years	rr_ExpenseExampleYear03	1,017
5 Years	rr_ExpenseExampleYear05	1,389
10 Years	rr_ExpenseExampleYear10	2,430
1 Year	rr_ExpenseExampleNoRedemptionYear01	668
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,017
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,389
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,430
PRUDENTIAL MID-CAP VALUE FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other Expenses	rr_OtherExpensesOverAssets	0.52%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	701
3 Years	rr_ExpenseExampleYear03	1,013
5 Years	rr_ExpenseExampleYear05	1,351
10 Years	rr_ExpenseExampleYear10	2,468
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	713
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,251
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,468
PRUDENTIAL MID-CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other Expenses	rr_OtherExpensesOverAssets	0.52%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	713
5 Years	rr_ExpenseExampleYear05	1,251
10 Years	rr_ExpenseExampleYear10	2,723
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	713
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,251
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,723
PRUDENTIAL MID-CAP VALUE FUND | CLASS Q
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.26%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,393
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	351
5 Years	rr_ExpenseExampleNoRedemptionYear05	621
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,393
PRUDENTIAL MID-CAP VALUE FUND | CLASS X
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other Expenses	rr_OtherExpensesOverAssets	0.52%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	801
3 Years	rr_ExpenseExampleYear03	1,113
5 Years	rr_ExpenseExampleYear05	1,551
10 Years	rr_ExpenseExampleYear10	2,723
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	713
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,251
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,723
PRUDENTIAL MID-CAP VALUE FUND | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.52%
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
- Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
= Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,664
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	406
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,664